Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2021	December 31, 2020
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	238,666	238,666
Furniture and fixture	27,631	27,631
Equipment	48,378	48,378
Software	1,995	1,995
Total cost	4,837,958	4,837,958
Less accumulated depreciation	(426,320)	(345,448)
Property and equipment, net	$4,411,638	$4,492,510